Share-based plans (Details) - MB LTIP 2024+	Mar. 01, 2026 EUR (€) shares item
Share-based plans
Number of shares allocated | shares	243,741
Performance period (in years)	3 years
Number of performance targets | item	3
Total fair value of awards granted	€ 8,188,000
Weighted average fair value	€ 33.59
Grant value cap (as a percent)	400.00%